ADOPTION OF IFRS 9 AND IFRS 15 (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 9 and IFRS 15 [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Tables) [Line Items]
Disclosure Of Initial Application Of Standards Or Interpretations [Table Text Block]	The following table summarises the adjustments arising on the adoption of IFRS 9 and IFRS 15 (see below) to the Group’s balance sheet as at 1 January 2018.

	As at 31 December 2017 £m	IFRS 9: Classification £m	IFRS 9: Measurement £m	IFRS 9: Impairment £m	IFRS 15 £m	Adjusted as at 1 January 2018 £m
Assets
Cash and balances at central banks	58,521	–	–	–	–	58,521
Items in course of collection from banks	755	–	–	–	–	755
Financial assets at fair value through profit or loss	45,608	3,568	(12)	–	–	49,164
Derivative financial instruments	24,152	(360)	–	–	–	23,792
Loans and advances to banks	4,274	(90)	–	(1)	–	4,183
Loans and advances to customers	465,555	(3,662)	84	(1,022)	–	460,955
Debt securities	3,637	(329)	–	–	–	3,308
Due from fellow Lloyds Banking Group undertakings	6,195	–	–	–	–	6,195
Financial assets at amortised cost	479,661	(4,081)	84	(1,023)	–	474,641
Financial assets at fair value through other comprehensive income		42,590	(55)	–	–	42,535
Available-for-sale financial assets	41,717	(41,717)	–	–	–
Goodwill	474	–	–	–	–	474
Other intangible assets	2,666	–	–	–	–	2,666
Property, plant and equipment	9,062	–	–	–	–	9,062
Current tax recoverable	16	–	–	–	–	16
Deferred tax assets	3,104	–	(1)	300	3	3,406
Retirement benefit assets	723	–	–	–	–	723
Assets of held-for-sale disposal group	154,227	–	(213)	(7)	–	154,007
Other assets	2,344	–	–	(3)	–	2,341
Total assets	823,030	–	(197)	(733)	3	822,103
Equity and liabilities
Liabilities
Deposits from banks	28,888	–	–	–	–	28,888
Customer deposits	418,124	–	–	–	–	418,124
Due to fellow Lloyds Banking Group undertakings	13,237	–	–	–	–	13,237
Items in course of transmission to banks	579	–	–	–	–	579
Financial liabilities at fair value through profit or loss	50,874	48	10	–	–	50,932
Derivative financial instruments	24,699	–	–	–	–	24,699
Notes in circulation	1,313	–	–	–	–	1,313
Debt securities in issue	61,865	(48)	–	–	–	61,817
Liabilities of held-for-sale disposal group	146,518	–	–	(3)	–	146,515
Other liabilities	4,540	–	–	–	14	4,554
Retirement benefit obligations	281	–	–	–	–	281
Current tax liabilities	827	–	–	–	–	827
Other provisions	5,309	–	–	243	–	5,552
Subordinated liabilities	14,782	–	–	–	–	14,782
Total liabilities	771,836	–	10	240	14	772,100
Equity
Shareholders’ equity	47,598	–	(207)	(973)	(11)	46,407
Other equity instruments	3,217	–	–	–	–	3,217
Non-controlling interests	379	–	–	–	–	379
Total equity	51,194	–	(207)	(973)	(11)	50,003
Total equity and liabilities	823,030	–	(197)	(733)	3	822,103
	As at 31 December 2017 £m	IFRS 9: Classification and measurement[1] £m	IFRS 9: Impairment £m	IFRS 15 £m	Adjusted as at 1 January 2018 £m
Assets
Cash and balances at central banks	55,835	–	–	–	55,835
Items in course of collection from banks	490	–	–	–	490
Financial assets at fair value through profit or loss	43,977	(713)	–	–	43,264
Derivative financial instruments	26,764	–	–	–	26,764
Loans and advances to banks	3,611	(85)	(1)	–	3,525
Loans and advances to customers	170,804	(226)	(464)	–	170,114
Debt securities	3,182	–	–	–	3,182
Due from fellow Lloyds Banking Group undertakings	163,460	1,967	(49)	–	165,378
Financial assets at amortised cost	341,057	1,656	(514)	–	342,199
Financial assets at fair value through other comprehensive income		41,623	–	–	41,623
Available-for-sale financial assets	42,566	(42,566)	–	–
Other intangible assets	1,415	–	–	–	1,415
Property, plant and equipment	3,252	–	–	–	3,252
Deferred tax assets	1,995	–	151	–	2,146
Investment in subsidiary undertakings	32,878	–	–	–	32,878
Retirement benefit assets	673	–	–	–	673
Assets of held-for-sale disposal group	7,622	–	–	–	7,622
Other assets	1,117	–	(3)	–	1,114
Total assets	559,641	–	(366)	–	559,275
Equity and liabilities
Liabilities
Deposits from banks	7,538	–	–	–	7,538
Customer deposits	234,397	–	–	–	234,397
Due to fellow Lloyds Banking Group undertakings	112,769	–	–	–	112,769
Items in course of transmission to banks	304	–	–	–	304
Financial liabilities at fair value through profit or loss	51,045	–	–	–	51,045
Derivative financial instruments	28,267	–	–	–	28,267
Debt securities in issue	48,158	–	–	–	48,158
Other liabilities	4,204	–	–	–	4,204
Retirement benefit obligations	143	–	–	–	143
Current tax liabilities	105	–	–	–	105
Other provisions	2,593	–	106	–	2,699
Subordinated liabilities	9,341	–	–	–	9,341
Total liabilities	498,864	–	106	–	498,970
Equity
Shareholders’ equity	57,560	–	(472)	–	57,088
Other equity instruments	3,217	–	–	–	3,217
Total equity	60,777	–	(472)	–	60,305
Total equity and liabilities	559,641	–	(366)	–	559,275
1	There were no remeasurement adjustments on transition to IFRS 9.

IFRS 9 [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Tables) [Line Items]
Explanation of initial application of impairment requirements for financial instruments [text block]	The following table summarises the impact of the transitional adjustment on the Group’s loss allowances at 1 January 2018:

The Group	IAS 39 allowance at 31 December 2017 £m	Transitional adjustment to loss allowance £m	IFRS 9 loss allowance at 1 January 2018 £m
Loans and advances to banks	–	1	1
Loans and advances to customers	2,195	1,022	3,217
Debt securities	3	–	3
Other	–	3	3
	2,198	1,026	3,224
Provisions for undrawn commitments and financial guarantees	30	243	273
Assets of held-for-sale disposal group	–	7	7
Total loss allowance	2,228	1,276	3,504
The Bank	IAS 39 allowance at 31 December 2017 £m	Transitional adjustment to loss allowance £m	IFRS 9 loss allowance at 1 January 2018 £m
Loans and advances to banks	–	1	1
Loans and advances to customers	1,111	464	1,575
Other	–	3	3
Due from fellow Lloyds Banking Group undertakings	–	49	49
	1,111	517	1,628
Provisions for undrawn commitments and financial guarantees	18	106	124
Total loss allowance	1,129	623	1,752